Vessels, net book value	12 Months Ended
Dec. 31, 2018
Vessels, net book value [Abstract]
Vessels, net book value

5. Vessels, net book value

The amounts in the accompanying consolidated balance sheets are analyzed as follows:

	Vessel Cost	Accumulated Depreciation	Net Book Value

Balance, December 31, 2016	$1,987,419	$(583,507)	$1,403,912

- Transfer from advances for vessels under construction and acquisition and other vessel costs	104,858	-	104,858
- Acquisitions, improvements and other vessel costs	67,787	-	67,787
- Vessel disposal	(15,349)	12,834	(2,515)
- Impairment charges	(877,484)	438,573	(438,911)
- Depreciation for the year	-	(81,553)	(81,553)
Balance, December 31, 2017	$1,267,231	$(213,653)	$1,053,578

- Improvements and other vessel costs	2,573	-	2,573
- Vessel disposal	(41,213)	25,630	(15,583)
- Depreciation for the year	-	(49,165)	(49,165)
Balance, December 31, 2018	$1,228,591	$(237,188)	$991,403

On January 4, 2017, the Company took delivery of Hull H2548 named San Francisco, and Hull H2549 named Newport News, which were under construction until then for an aggregate contract price of $95,400.

In April 2017, the Company acquired the vessels Astarte, Electra and Phaidra from unaffiliated third party sellers for an aggregate purchase price of $67,250. All three vessels were delivered in May 2017.

On July 25, 2017, the Melite run aground at Pulau Laut, Indonesia. Following this incident, on September 21, 2017, the owners served a notice of frustration of the voyage to the time-charterers and a notice of abandonment to the H&M and IV insurers as it was considered that the extent of damages and the estimated cost of repairs were such that the vessel constituted a constructive total loss. As of September 30, 2017, the vessel’s net book value was reduced to its scrap value of $2,515 resulting in an impairment of $19,807 which is included in “Impairment loss”, in the 2017 accompanying consolidated statement of operations. The vessel, which was insured for a value of $14,000 to H&M insurers, was sold to an unrelated third party at the recorded price in October 2017, and in November 2017, the Company received the balance of the insured value of the vessel amounting to $11,528, which is included in “Insurance recoveries, net of other loss” in the accompanying statement of operations.

As at December 31, 2017, the Company’s estimated undiscounted projected net operating cash flows, excluding interest charges, expected to be generated by the use of certain vessels over their remaining useful lives and their eventual disposition was less than their carrying amount plus any unamortized dry-docking costs. The Company performed the exercise discussed above which resulted to recording an impairment on certain vessels’ carrying value (Note 2). Accordingly, the Company recognized an aggregate impairment loss of $422,466, which is included in “Impairment loss” in the 2017 accompanying consolidated statement of operations of which $3,362 was written down from unamortized deferred drydocking costs. The fair value of the vessels was determined through Level 2 inputs of the fair value hierarchy by taking into consideration third party valuations which were based on last done deals of sale of vessels with similar characteristics, such as type, size and age.

In November 2018, the Company entered into two Memoranda of Agreement with two unrelated third party companies to sell the vessel Triton, for a total consideration of $7,350 and the vessel Alcyon, for a total consideration of $7,450. Both vessels were delivered to their new owners in December 2018. The vessels’ total net book value at the date of sale amounted to $15,583. The aggregate loss from the vessels’ sale, including unamortized deferred drydocking costs, amounted to $1,448 and is reflected in “Loss from sale of vessels” in the accompanying 2018 consolidated statement of operations.